SEGMENT INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenue	$ 4,399	$ 4,004	$ 3,698
Selling, General and Administrative Expenses	1,883	1,799	1,646
Adjusted EBITDA	2,010	1,691	1,612
CAPEX excl licenses and ROU	926	818	649
Additions other than through business combinations, property, plant and equipment	1,309	867
Additions other than through business combinations, assets not yet transferred	9	0
Additions other than through business combinations, right-of-use assets	540	181
Intangible assets other than licenses
Disclosure of operating segments [line items]
Additions other than through business combinations, intangible assets other than goodwill	149	167
Licenses
Disclosure of operating segments [line items]
Additions other than through business combinations, intangible assets other than goodwill	1	35
Operating segments | Pakistan
Disclosure of operating segments [line items]
Total revenue	1,624	1,382	1,119
Selling, General and Administrative Expenses	737	650	506
Adjusted EBITDA	712	584	502
CAPEX excl licenses and ROU	208	193	130
Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue	1,164	925	919
Selling, General and Administrative Expenses	397	307	283
Adjusted EBITDA	650	518	541
CAPEX excl licenses and ROU	391	247	169
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue	816	854	774
Selling, General and Administrative Expenses	266	142	131
Adjusted EBITDA	408	442	421
CAPEX excl licenses and ROU	201	179	165
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue	460	520	570
Selling, General and Administrative Expenses	192	246	261
Adjusted EBITDA	226	180	214
CAPEX excl licenses and ROU	39	69	105
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue	308	273	268
Selling, General and Administrative Expenses	151	273	239
Adjusted EBITDA	115	100	112
CAPEX excl licenses and ROU	81	115	65
Operating segments | HQ, eliminations and Others
Disclosure of operating segments [line items]
Total revenue	27	50	48
Selling, General and Administrative Expenses	140	181	226
Adjusted EBITDA	(101)	(133)	(178)
CAPEX excl licenses and ROU	$ 6	$ 15	$ 15